SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Net (loss) income available to Avalon GloboCare Corp. for basic and diluted net (loss) income per share of common stock	$ (1,481,579)	$ (549,333)	$ (3,464,285)	$ 55,581
Weighted average common stock outstanding - basic and diluted	69,781,733	62,595,289	65,033,472	51,139,475
Net (loss) income per common share attributable to Avalon GloboCare Corp. - basic and diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ 0